UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            June 30, 2002
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             8/16/02
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         130
                                             -------------------------

Form 13F Information Table Value Total:      $  248,442
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
3Com Corp.                          COM     885535104      48       11000     SH           SOLE                  11000
Abaxis, Inc.                        COM     002567105      87       19900     SH           SOLE                  19900
ABM Industries, Inc.                COM     000957100    1232       70950     SH           SOLE                  70950
Alcoa, Inc.                         COM     013817101    3537      106692     SH           SOLE                 106692
Allete, Inc.                        COM     018522102    1644       60650     SH           SOLE                  60650
Ameripath Inc.                      COM     03071D109    1531       63810     SH           SOLE                  63810
Amgen, Inc.                         COM     031162100     218        5205     SH           SOLE                   5205
Anheuser-Busch Cos., Inc.           COM     035229103    3499       69975     SH           SOLE                  69975
Apogee Enterprises                  COM     037598109    1491      103810     SH           SOLE                 103810
Apria Healthcare Group Com          COM     037933108    1923       85860     SH           SOLE                  85860
Arrow International, Inc.           COM     042764100     970       24835     SH           SOLE                  24835
Arvinmeritor, Inc.                  COM     043353101    2206       91930     SH           SOLE                  91930
Ashland, Inc.                       COM     044204105    2961       73100     SH           SOLE                  73100
Bank of America                     COM     060505104     804       11422     SH           SOLE                  11422
Barr Laboratories                   COM     068306109    2643       41600     SH           SOLE                  41600
BB&T Corp.                          COM     054937107     431       11178     SH           SOLE                  11178
Bear Stearns                        COM     073902108    2879       47047     SH           SOLE                  47047
Beazer Homes USA, Inc.              COM     07556Q105     859       10735     SH           SOLE                  10735
Blyth, Inc.                         COM     09643P108    2190       70150     SH           SOLE                  70150
Boeing Co.                          COM     097023105    4757      105703     SH           SOLE                 105703
Briggs & Stratton Corp.             COM     109043109    2874       74960     SH           SOLE                  74960
California Amplifier Inc.           COM     129900106      60       12600     SH           SOLE                  12600
Caterpillar, Inc.                   COM     149123101    3626       74085     SH           SOLE                  74085
Centex Construction Products        COM     15231R109    2837       77930     SH           SOLE                  77930
Charter One Financial Inc.          COM     160903100    2330       67765     SH           SOLE                  67765
Cigna Corp.                         COM     125509109    4196       43070     SH           SOLE                  43070
Clark/Bardes Inc.                   COM     180668105    1148       50250     SH           SOLE                  50250
ClearOne Communications             COM     185060100     200       13600     SH           SOLE                  13600
Coca Cola Co.                       COM     191216100     203        3628     SH           SOLE                   3628
Comerica, Inc.                      COM     200340107    4077       66403     SH           SOLE                  66403
Constellation Brands, Inc.          COM     21036P108    3778      118062     SH           SOLE                 118062
Cooper Cos                          COM     216648402    1142       24240     SH           SOLE                  24240
Countrywide Credit                  COM     222372104    4136       85712     SH           SOLE                  85712
Crane Co.                           COM     224399105    1520       59885     SH           SOLE                  59885
CTS Corp.                           COM     126501105    1635      135820     SH           SOLE                 135820
Deucalion Research, Inc.            COM     251468104       0      115000     SH           SOLE                 115000
Diebold, Inc.                       COM     253651103    3844      103230     SH           SOLE                 103230
Donaldson, Inc. Com                 COM     257651109    1318       37600     SH           SOLE                  37600
DTE Energy Co.                      COM     233331107    3308       74100     SH           SOLE                  74100
Dynegy, Inc.                        COM     26816Q101     735      102085     SH           SOLE                 102085
EI Dupont                           COM     263534109     234        5270     SH           SOLE                   5270
Electronic Data Systems             COM     285661104    1743       46920     SH           SOLE                  46920
Equity Growth Corp. Wt. Exp. 1      COM     294694120       0       12000     SH           SOLE                  12000
Everest Re Group LTD Com            COM     G3223R108    1811       32365     SH           SOLE                  32365
Exxon Mobile Corp.                  COM     30231g102     559       13656     SH           SOLE                  13656
Ezcony Interamerica                 COM     G3287M102       0       20100     SH           SOLE                  20100
FirstEnergy Corp.                   COM     337932107    5068      151825     SH           SOLE                 151825
FirstMerit Corp. Com                COM     337915102    2130       77247     SH           SOLE                  77247
Footstar, Inc                       COM     344912100    1496       61152     SH           SOLE                  61152
Ford Motor Co.                      COM     345370100    4270      266885     SH           SOLE                 266885
FPL Group, Inc.                     COM     302571104     797       13285     SH           SOLE                  13285
GenCorp, Inc.                       COM     368682100    1875      131150     SH           SOLE                 131150
General Cable Del New Com.          COM     369300108    1852      293980     SH           SOLE                 293980
General Electric Co.                COM     369604103     252        8675     SH           SOLE                   8675
Goodrich, BF Co.                    COM     382388106    2475       90605     SH           SOLE                  90605
Guidant Corp.                       COM     401698105    3738      123665     SH           SOLE                 123665
Haemonetics Corp Com                COM     405024100     733       25100     SH           SOLE                  25100
Halliburton Co.                     COM     406216101    2132      133750     SH           SOLE                 133750
Harland John H. Co.                 COM     412693103    1105       39200     SH           SOLE                  39200
Harman International Industrie      COM     413086109    2338       47479     SH           SOLE                  47479
Haverty Furniture Co., Inc.         COM     419596101    2134      108066     SH           SOLE                 108066
HJ Heinz Co.                        COM     423074103    2079       50584     SH           SOLE                  50584
Innodata Corp.                      COM     457642205      47       35200     SH           SOLE                  35200
Ivax Corp.                          COM     465823102    1949      180465     SH           SOLE                 180465
Johnson Controls, Inc.              COM     478366107    4531       55515     SH           SOLE                  55515
Jones Apparel Group, Inc.           COM     480074103    3715       99063     SH           SOLE                  99063
JP Morgan, Chase & Co               COM     46625H100    3899      114951     SH           SOLE                 114951
K Mart Corp.                        COM     482584109     649      629985     SH           SOLE                 629985
Kaman Corp.                         COM     483548103    1890      112776     SH           SOLE                 112776
Kellwood Co.                        COM     488044108    3046       93720     SH           SOLE                  93720
Key Energy Group, Inc.              COM     492914106     109       10400     SH           SOLE                  10400
Kimberly-Clark Corp.                COM     494368103    4355       70240     SH           SOLE                  70240
Lafarge Corp.                       COM     505862102     876       24935     SH           SOLE                  24935
Lincoln National Corp.              COM     534187109    1153       27450     SH           SOLE                  27450
LSI Logic Corp.                     COM     502161102    2741      313240     SH           SOLE                 313240
Manitowoc, Inc.                     COM     563571108    2466       69497     SH           SOLE                  69497
May Department Stores Co.           COM     577778103    3435      104305     SH           SOLE                 104305
Maytag Corp.                        COM     578592107    5107      119735     SH           SOLE                 119735
MBNA Corp.                          COM     55262L100    2600       78615     SH           SOLE                  78615
McCormick & Co.                     COM     579780206    2980      115715     SH           SOLE                 115715
Media Arts Group, Inc.              COM     58439C102      51       12000     SH           SOLE                  12000
Metris Cos Inc. Com                 COM     591598107      86       10400     SH           SOLE                  10400
Moog, Inc.                          COM     615394202    2644       61652     SH           SOLE                  61652
Nabors Industries, Inc.             COM     629568106    2981       84445     SH           SOLE                  84445
National Commerce Financial Co      COM     63545P104     457       17391     SH           SOLE                  17391
Navidec                             COM     63934Q101       3       10000     SH           SOLE                  10000
New Frontier Media, Inc.            COM     644398109      44       21000     SH           SOLE                  21000
Nexiq Technologies, Inc.            COM     65334M101      12       11200     SH           SOLE                  11200
Nicor, Inc.                         COM     654086107    2296       50180     SH           SOLE                  50180
Norsk Hydro                         COM     656531605    2816       58524     SH           SOLE                  58524
NUR Macroprinters                   COM     M75165106      11       10000     SH           SOLE                  10000
Orthodontic Centers of America      COM     68750P103    2541      110257     SH           SOLE                 110257
Pfizer, Inc.                        COM     717081103    2334       66699     SH           SOLE                  66699
Polaris Industries, Inc.            COM     731068102    3961       60945     SH           SOLE                  60945
PPG Industries                      COM     693506107    4916       79425     SH           SOLE                  79425
Quaker Chemical Corp.               COM     747316107    2505      102225     SH           SOLE                 102225
Quanta Svcs, Inc. Com               COM     74762E102    1093      110700     SH           SOLE                 110700
Red Hat, Inc.                       COM     756577102     100       17000     SH           SOLE                  17000
Regions Financial                   COM     758940100     402       11433     SH           SOLE                  11433
Regis Corp.                         COM     758932107    2399       88790     SH           SOLE                  88790
Reinsurance Group Amer Inc          COM     759351109     890       28885     SH           SOLE                  28885
Safeway, Inc.                       COM     786514208    1623       55600     SH           SOLE                  55600
Salton, Inc.                        COM     795757103     494       34395     SH           SOLE                  34395
Sara Lee Corp.                      COM     803111103    5140      249027     SH           SOLE                 249027
Schering Plough Corp.               COM     806605101     346       14055     SH           SOLE                  14055
Sento Corp.                         COM     816918106      25       34000     SH           SOLE                  34000
Smithfield Foods, Inc.              COM     832248108    2801      151000     SH           SOLE                 151000
Standex International Corp.         COM     854231107    2762      110039     SH           SOLE                 110039
Summa Industries                    COM     86562T105     102       10400     SH           SOLE                  10400
Superior Industries Internatio    YPF SA    868168105    1717       37135     SH           SOLE                  37135
Synovis Life Technologies           COM     87162G105      75       10000     SH           SOLE                  10000
TBC Corp.                           COM     872180104    1559       98159     SH           SOLE                  98159
Telefonos de Mexico SA              COM     879403780    2805       87430     SH           SOLE                  87430
TeleTech Holdings                   COM     879939106     105       11000     SH           SOLE                  11000
TLC Vision Corp                     COM     872549100      57       22705     SH           SOLE                  22705
Toll Brothers, Inc.                 COM     889478103    3256      111126     SH           SOLE                 111126
Toro Co.                            COM     891092108    2523       44395     SH           SOLE                  44395
Tyco International, Ltd.            COM     902124106    2678      198241     SH           SOLE                 198241
United Technologies                 COM     913017109    3443       50710     SH           SOLE                  50710
Universal Corp.                     COM     913456109    1438       39175     SH           SOLE                  39175
US Bancorp                          COM     902973304     397       17022     SH           SOLE                  17022
US Home & Garden                    COM     902939107       8       12400     SH           SOLE                  12400
Vasomedical Inc.                    COM     922232110     104       39100     SH           SOLE                  39100
Verizon Communications              COM     92343V104    2748       68435     SH           SOLE                  68435
VF Corp.                            COM     918204108    3219       82104     SH           SOLE                  82104
Vintage Petroleum, Inc.             COM     927460105    2292      192600     SH           SOLE                 192600
Wachovia Corp. New                  COM     929903102    5981      156645     SH           SOLE                 156645
Washington Federal, Inc.            COM     938824109    2741      108501     SH           SOLE                 108501
Washington Mutual, Inc.             COM     939322103    2153       58030     SH           SOLE                  58030
Xeta Technology                     COM     983909102      61       17000     SH           SOLE                  17000

REPORT SUMMARY:           130 DATA RECORDS          $248,442            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


